Cost of services by nature (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cost Of Services [line items]
Payroll, charges and benefits	R$ (574,869)	R$ (544,565)	R$ (542,730)
Waste treatment and disposal of leachate	(50,697)	(36,313)	(49,008)
Fuel/lubricant	(63,530)	(57,118)	(60,577)
Transportation	(16,650)	(14,558)	(12,593)
Lease of machinery and equipment	(25,669)	(17,022)	(46,475)
Materials to operate landfills	(20,804)	(16,873)	(25,935)
Technical assistance	(6,288)	(11,944)	(6,416)
Depreciation/amortization/depletion	(99,835)	(105,624)	(129,688)
Analysis and monitoring	(5,775)	(5,303)	(9,191)
Lease of real estate, equipment and vehicles	(11,824)	(12,091)	(13,452)
Travel and lodging	(13,978)	(19,284)	(11,205)
Equipment maintenance	(41,654)	(38,808)	(20,725)
Landfill maintenance	(377)	(94)	(1,130)
Other	(47,233)	(62,658)	(74,623)
Total costs	R$ (979,183)	R$ (942,255)	R$ (1,003,748)